Investment Strategy - Short Term Investment Fund for Puerto Rico Residents, Inc.	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents (other than “10% shareholders”) will not be subject to U.S. federal income tax on dividends distributed from the Fund and Puerto Rico Residents will not be subject to other U.S. federal income tax rules that apply to other types of investors. In addition, since the Fund is treated as a foreign corporation for U.S. federal income tax purposes, the tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Code. You should read carefully the section entitled “Dividends and Taxes” for a more detailed description of the Puerto Rico and United States tax implications for an investment in the Fund. You should also consult your tax advisor about your tax situation.
The Fund principally invests in U.S. high-quality short-term instruments, including securities issued or guaranteed by the U.S. government, or its agencies and instrumentalities and/or agency-issued mortgage-backed securities. “High quality” means instruments that at the time of investment are rated within the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (“NRSRO”) or that are unrated but deemed to be of comparable quality by UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (the “Investment Adviser”). Pursuant to this investment strategy, the Fund may continue to hold these instruments even if their rating is downgraded. “Short-term” means instruments that mature in 397 calendar days or less from the date when the Fund acquires the instrument. The maturity of securities rated in the second highest short-term rating category by an NRSRO may not exceed 180 days. The Fund may also invest in longer-term bonds with only a short time remaining to maturity or that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund invests only in U.S. dollar-denominated instruments.
The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) of $1.00 per share.
Investments in mortgage-backed securities may include those issued or guaranteed by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”).
The Fund’s investment objective may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the Shares represented at a meeting at which more than 50% of the outstanding Shares are represented or (ii) more than 50% of the outstanding Shares).